INCOME TAX - NOLs (Details) ₽ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)
Netherlands
Operating loss carryforwards
Net operating loss carryforwards		$ 50.4	₽ 3,501
Benefit related to NOLs to be recorded in additional paid-in capital if and when realized		3.4	239
Foreign | Russia
Operating loss carryforwards
Net operating loss carryforwards		$ 90.9	6,318
Operating Loss Carryforwards, Expiration Term	10 years
Tax Base Reduced By Tax Losses Carryforward		50.00%
Foreign | Netherlands | Dutch entities of the Group other than Yandex N.V.
Operating loss carryforwards
Net operating loss carryforwards		$ 70.2	₽ 4,878